Capital Leases and Notes Receivable (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Capital Leases Receivable - non-affiliates
Capital Leases - non-affiliates	$ 200		$ 236
Accounts and Notes Receivable, Net	36	[1]	0	[1]
Notes Receivable — affiliates
Notes receivable affiliates	120		177
Subtotal - Capital leases and notes receivable	356		413
Less current maturities:
Capital leases	14	[2]	29	[2]
Total Capital leases and notes receivable - noncurrent	342		384
Valtenfall Europe Generation AG & Co KG
Capital Leases Receivable - non-affiliates
Capital Leases - non-affiliates	199	[3]	233	[3]
Interest rate, direct financing lease (as a percent)	11.00%		11.00%
Less current maturities:
Percentage of share capacity sold (as a percent)	100.00%
Tenure of contract (in years)	25
Percentage useful life of assets over useful life of plant (as a percent)	83.00%
Other non-affiliates
Capital Leases Receivable - non-affiliates
Capital Leases - non-affiliates	1		3
Kraftwerke Schkopau GBR
Notes Receivable — affiliates
Notes receivable affiliates	112	[4]	115	[4]
Interest rate, note receivable - affiliate, low end of the range (as a percent)	6.91%		6.91%
Interest rate, note receivable - affiliate, high end of the range (as a percent)	7.00%		7.00%
GCE Holding LLC
Notes Receivable — affiliates
Notes receivable affiliates	0	[5]	62	[5]
Interest rate, note receivable - affiliate, margin over LIBOR (as a percent)	3.00%		3.00%
Less current maturities:
Long-term note receivable facility					122
GenConn Energy LLC
Less current maturities:
Notes Receivable - affiliates, converted into equity	63
Avenal Solar Holdings LLC
Notes Receivable — affiliates
Notes receivable affiliates	8	[6]	0	[6]
Interest rate, note receivable - affiliate (as a percent)	4.50%		4.50%
Less current maturities:
Long-term note receivable facility	$ 35

[1]	Agua Caliente and CVSR have entered into agreements with their respective transmission owners to provide financing for required network upgrades. The notes will be repaid within a five year period following the date each facility reaches commercial operations.
[2]	The current portion of capital leases is recorded in Prepayments and other current assets on the Consolidated Balance Sheet.
[3]	Saale Energie GmbH, or SEG, has sold 100% of its share of capacity from the Schkopau power plant to Vattenfall Europe Generation AG & Co. KG under a 25-year contract, which is more than 83% of the useful life of the plant. This direct financing lease receivable amount was calculated based on the present value of the income to be received over the life of the contract.
[4]	SEG entered into a note receivable with Kraftwerke Schkopau GBR, a partnership between SEG and E.On Kraftwerke GmbH. The note was used to fund SEG's initial capital contribution to the partnership and to cover project liquidity shortfalls during construction of the Schkopau power plant. The note is subject to repayment upon the disposition of the Schkopau plant.
[5]	NRG entered into a long-term $122 million note receivable facility with GCE Holding LLC to fund project liquidity needs in 2009. Per the terms of the facility, $63 million of the outstanding balance, including accrued interest was converted into equity in GenConn Energy LLC when the Middletown project reached commercial operations in 2011. See Note 12, Debt and Capital Leases for further discussion.
[6]	NRG entered into a long-term $35 million note receivable facility with Avenal Solar Holdings LLC, to fund project liquidity needs in 2011.